General and Administrative Expenses (Tables)	12 Months Ended
Mar. 31, 2021
Text block [abstract]
Summary of General and Administrative Expenses
General and administrative expenses for the fiscal years ended March 31, 2021, 2020 and 2019 consisted of the following:

	For the fiscal year ended March 31,
	2021	2020	2019
	(In millions)
Personnel expenses	¥770,769	¥787,880	¥803,821
Depreciation and amortization (1)	255,702	258,516	168,564
Rent and lease expenses (1)	—	—	112,660
Building and maintenance expenses	8,593	8,864	10,254
Supplies expenses	15,191	15,506	16,252
Communication expenses	33,454	34,213	35,030
Publicity and advertising expenses	89,924	73,483	63,669
Taxes and dues	83,554	84,364	82,792
Outsourcing expenses	111,737	109,100	100,495
Office equipment expenses	56,389	51,283	47,139
Others	253,802	273,177	239,137

Total general and administrative expenses	¥1,679,115	¥1,696,386	¥1,679,813

(1)
On April 1, 2019, the Group adopted IFRS 16 retrospectively by adjusting the consolidated statement of financial position at the date of initial application, and has not restated comparatives as permitted by IFRS 16. IFRS 16 requires a lessee to recognize a right of use asset and its depreciation and amortization over the lease term, instead of rent and lease expenses. For additional information, refer to Note 2 “Summary of Significant Accounting Policies.”